Fair Value Measurements (Details Textual)	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements (Textual)
Change in fair value of derivative warrant liabilities	$ 13,800,000
Cash balance held in trust account	$ 943